Earnings Per Share - Summary of Headline Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Headline Earnings Loss [Line Items]
Basic earnings	£ 6,789	£ 6,400	£ 5,704
Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	138	465	518
Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(42)	(74)	(79)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(10)	(26)	7
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	2	8	(1)
Effect of impairment of BAT Pars	83
Issue of shares and change in shareholding in associate	(6)	(17)	(25)
Headline earnings (basic)	£ 7,243	£ 6,756	£ 6,124
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.969	£ 2.800	£ 2.497
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (basic)	0.060	0.203	0.227
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (basic)	(0.018)	(0.033)	(0.035)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(0.004)	(0.011)	0.003
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (basic)	0.001	0.003
Effect of impairment of BAT Pars	0.036
Issue of shares and change in shareholding in associate per share (basic)	(0.003)	(0.007)	(0.011)
Headline earnings per share (basic)	£ 3.167	£ 2.955	£ 2.681
Diluted earnings	£ 6,789	£ 6,400	£ 5,704
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (diluted)	138	465	518
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment (diluted)	(42)	(74)	(79)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(10)	(26)	7
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (diluted)	2	8	(1)
Effect of impairment of BAT Pars	83
Issue of shares and change in shareholding in associate (diluted)	(6)	(17)	(25)
Headline earnings (diluted)	£ 7,243	£ 6,756	£ 6,124
Diluted earnings per share	£ 2.956	£ 2.789	£ 2.490
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale per share (diluted)	0.060	0.203	0.225
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (diluted)	(0.018)	(0.033)	(0.034)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(0.004)	(0.011)	0.003
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (diluted)	0.001	0.003
Effect of impairment of BAT Pars	0.036
Issue of shares and change in shareholding in associate per share (diluted)	(0.003)	(0.007)	(0.011)
Headline earnings per share (diluted)	£ 3.153	£ 2.944	£ 2.673
Subsidiaries
Disclosure Of Headline Earnings Loss [Line Items]
Effect of foreign exchange reclassification from reserves to the income statement	£ 291
Effect of foreign exchange reclassification from reserves to the income statement	£ 0.127
Effect of foreign exchange reclassification from reserves to the income statement (diluted)	£ 291
Effect of foreign exchange reclassification from reserves to the income statement (diluted)	£ 0.126
Associates
Disclosure Of Headline Earnings Loss [Line Items]
Effect of foreign exchange reclassification from reserves to the income statement	£ (2)
Effect of foreign exchange reclassification from reserves to the income statement	£ (0.001)
Effect of foreign exchange reclassification from reserves to the income statement (diluted)	£ (2)
Effect of foreign exchange reclassification from reserves to the income statement (diluted)	£ (0.001)